Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2021	2020	2019	2021	2020	2019	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(210)	(120)	(150)	34	158	334	1,049	1,857	(1,392)	(2,463)
Fellow subsidiaries	(47)	(54)	(58)	151	148	158	20	37	(467)	(498)
Associates & joint ventures	(34)	(29)	(29)	4	—	—	3,075	2,234	(918)	(1,034)
	(291)	(203)	(237)	189	306	492	4,144	4,128	(2,777)	(3,995)